Cover	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 (this “Amendment”) to the Current Report on Form 8-K originally filed by Workhorse Group Inc. (“Company”) with the Securities and Exchange Commission (the “SEC”) on December 15, 2025 (the “Original Report”), as amended on February 26, 2026 (“Amendment No. 1”), is being filed solely for the purpose of (i) refiling Exhibit 99.1 to Amendment No. 1 to include the audit report of Marcum LLP (“Marcum”) for the fiscal year ended December 31, 2023 and revise the audit report of CBIZ CPAs P.C. (“CBIZ”) for the fiscal year ended December 31, 2024 previously included in Exhibit 99.1 to Amendment No. 1 to remove certain references to Marcum from that report; and (ii) filing the consent of Marcum and filing a new consent of CBIZ for the revised report. As noted, Exhibit 99.1 as filed with Amendment No. 1 included the audit report of CBIZ, which acquired the attest business of Marcum effective November 1, 2024. After the filing of Amendment No. 1, the Company was informed of the necessity of the changes described herein. Except as set forth herein, this Amendment does not amend, modify or update the disclosure contained in the Original Report or Amendment No. 1, and no changes were made to the financial statements or notes to financial statements contained in Amendment No. 1.
Document Period End Date	Dec. 15, 2025
Entity File Number	001-37673
Entity Registrant Name	WORKHORSE GROUP INC.
Entity Central Index Key	0001425287
Entity Tax Identification Number	26-1394771
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	48443 Alpha Drive #190
Entity Address, City or Town	Wixom
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48393
City Area Code	888
Local Phone Number	646-5205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	WKHS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false